Accumulated benefit obligation less than plan assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Projected Benefit Obligation	$ 653,396	$ 0
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Accumulated Benefit Obligation	653,396	0
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Fair Value Of Plan Assets	671,299	0
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Projected Benefit Obligation	33,680	0
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Accumulated Benefit Obligation	33,680	0
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Fair Value Of Plan Assets	$ 34,183	$ 0